SCHEDULE OF STOCK OPTION ACTIVITIES (Details) (Parenthetical) - $ / shares	Dec. 31, 2023	Mar. 31, 2023	Dec. 31, 2022	Mar. 31, 2022
Equity [Abstract]
Fair value exercise price	$ 2.30	$ 0.47	$ 3.92	$ 2.27